[NEVIS LOGO OMITTED]
                                 THE NEVIS FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                NOVEMBER 30, 2001
                                   (UNAUDITED)



               THIS SEMI-ANNUAL REPORT CAN ONLY BE DISTRIBUTED IF
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.




SCHEDULE OF INVESTMENTS                                                                                         THE NEVIS FUND, INC.
November 30, 2001                                                                                                        (Unaudited)


                                                                                                                          Market
                                                                                                                           Value
                                                                                              Shares                       (000)
                                                                                              ------                     ----------
COMMON STOCK 90.3%
AEROSPACE & DEFENSE 8.3%
   Armor Holdings*                                                                           213,700                      $ 4,936
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BIOLOGICAL PRODUCTS 15.1%
   Connetics*                                                                                592,300                        6,249
   Gene Logic*                                                                               150,000                        2,752
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                                                                                                                            9,001
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COMMUNICATION SERVICES 15.6%
   American Tower, Cl A*                                                                     550,819                        4,847
   SBA Communications*                                                                       377,000                        4,460
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                                                                                                                            9,307
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ELECTRONIC COMPONENTS 3.0%
   Vicor*                                                                                    117,975                        1,768
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MEDICAL PRODUCTS & SERVICES 1.7%
   Healthsouth*                                                                               70,691                        1,041
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SEMI-CONDUCTORS & RELATED DEVICES 2.7%
   Conductus*                                                                                 87,100                          203
   Vitesse Semiconductor*                                                                    117,400                        1,431
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                                                                                                                            1,634
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SERVICES-BUSINESS SERVICES 12.9%
   Ebenx*                                                                                    556,800                        2,149
   TMP Worldwide*                                                                             65,938                        2,723
   Wind River Systems*                                                                       163,248                        2,808
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                                                                                                                            7,680
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SERVICES-COMPUTER INTEGRATED SYSTEMS DESIGN 3.1%
   Parametric Technology*                                                                    211,264                        1,849
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SERVICES-COMPUTER PROCESSING & DATA PREPARATION 3.0%
   CSG Systems International*                                                                 57,800                        1,789
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SERVICES-COMPUTER PROGRAMMING SERVICES 0.9%
   Primus Knowledge Solutions*                                                               704,000                          507
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SERVICES-PREPACKAGED SOFTWARE 19.3%
   BEA Systems*                                                                              105,000                        1,763
   Hyperion Solutions*                                                                       148,000                        2,833
   Rational Software*                                                                        362,500                        6,905
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                                                                                                                           11,501
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TELEVISION BROADCASTING STATIONS 4.7%
   Clear Channel Communications*                                                              60,400                        2,823
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TOTAL COMMON STOCK
   (Cost $131,619)                                                                                                         53,836
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    The accompanying notes are an integral part of the financial statements.



SCHEDULE OF INVESTMENTS                                                                                         THE NEVIS FUND, INC.
November 30, 2001 (Concluded)                                                                                            (Unaudited)


                                                                                                                          Market
                                                                                          Shares/Face                      Value
                                                                                         Amount (000)                      (000)
                                                                                         ------------                   ----------
CASH EQUIVALENTS 3.5%
   SEI Daily Income Trust, Government Fund                                                 1,011,707                      $ 1,012
   SEI Daily Income Trust, Prime Obligations Fund                                          1,106,895                        1,107
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TOTAL CASH EQUIVALENTS
   (Cost $2,119)                                                                                                            2,119
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REPURCHASE AGREEMENT 2.0%
   J.P. Morgan Chase 2.05%, dated 11/30/01, matures 12/03/01, repurchase price $1,187,361
     (collateralized by U.S. Treasury Obligations, total market value $1,214,538) (A)         $1,187                        1,187
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TOTAL REPURCHASE AGREEMENT
   (Cost $1,187)                                                                                                            1,187
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TOTAL INVESTMENTS 95.8%
   (Cost $134,925)                                                                                                         57,142
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OTHER ASSETS AND LIABILITIES, NET 4.2%                                                                                      2,501
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TOTAL NET ASSETS 100.0%                                                                                                   $59,643
====================================================================================================================================

* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS



    The accompanying notes are an integral part of the financial statements.



STATEMENT OF ASSETS AND LIABILITIES                                                                             THE NEVIS FUND, INC.
As of November 30, 2001                                                                                                  (Unaudited)


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                                                                                                               The Nevis Fund, Inc.
                                                                                                                       (000)
                                                                                                               --------------------

Assets:
   Investment securities
     (Cost $134,925)                                                                                                 $ 57,142
   Investment securities sold                                                                                           3,086
   Capital shares sold                                                                                                     17
   Interest                                                                                                                 9
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   Total Assets                                                                                                        60,254
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Liabilities:
   Investment securities purchased                                                                                        390
   Capital shares redeemed                                                                                                125
   Accrued expenses payable                                                                                                96
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   Total Liabilities                                                                                                      611
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   Net Assets                                                                                                        $ 59,643
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Net Assets:
   Portfolio shares (unlimited authorization -- no par value) based
     on 4,298,467 outstanding shares of beneficial interest                                                          $181,242
   Accumulated net investment loss                                                                                       (388)
   Accumulated net realized loss on investments                                                                       (43,428)
   Net unrealized depreciation on investments                                                                         (77,783)
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   Total Net Assets                                                                                                  $ 59,643
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   Net Asset Value, Offering and Redemption Price Per Share                                                            $13.88
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    The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS                                                                                         THE NEVIS FUND, INC.
For the six-month period ended November 30, 2001 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      6/1/01
                                                                                                                        to
                                                                                                                     11/30/01
                                                                                                                       (000)
                                                                                                                   ------------
INVESTMENT INCOME:
    Interest Income                                                                                                  $     83
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Total Investment Income                                                                                                    83
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EXPENSES:
    Investment Advisory Fees (See Note 4)                                                                                 466
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Total Expenses                                                                                                            466
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Net Investment Loss                                                                                                      (383)
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Net Realized Loss on Investments                                                                                      (23,590)
Net Change in Unrealized Appreciation on Investments                                                                    3,964
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Net Realized and Unrealized Loss on Investments                                                                       (19,626)
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Net Decrease in Net Assets Resulting from Operations                                                                 $(20,009)
====================================================================================================================================

    The accompanying notes are an integral part of the financial statements.



STATEMENT OF CHANGES IN NET ASSETS                                                                              THE NEVIS FUND, INC.
For the six-month period ended November 30, 2001 (Unaudited) and for the year ended May 31, 2001


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                                                                                         6/1/01                       6/1/00
                                                                                           to                           to
                                                                                        11/30/01                      5/31/01
                                                                                          (000)                        (000)
                                                                                      ------------                 ------------
INVESTMENT ACTIVITIES:
    Net Investment Loss                                                               $    (383)                    $ (2,325)
    Net Realized Loss on Investments                                                    (23,590)                      (9,679)
     Net Change in Unrealized Appreciation (Depreciation) on Investments                  3,964                      (41,986)
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    Net Decrease in Net Assets Resulting From Operations                                (20,009)                     (53,990)
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SHARE TRANSACTIONS:
    Proceeds from Shares Issued                                                           9,807                       22,612
    Cost of Shares Repurchased                                                          (10,166)                     (86,108)
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    Decrease in Net Assets from Capital Share Transactions                                 (359)                     (63,496)
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TOTAL DECREASE IN NET ASSETS                                                            (20,368)                    (117,486)
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NET ASSETS:
    Beginning of Period                                                                  80,011                      197,497
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NET ASSETS:
    End of Period                                                                      $ 59,643                     $ 80,011
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
    Shares Issued                                                                           716                          766
    Shares Redeemed                                                                        (716)                      (2,842)
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NET DECREASE IN SHARES FROM CAPITAL SHARE TRANSACTIONS                                       --                       (2,076)
====================================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



    The accompanying notes are an integral part of the financial statements.





FINANCIAL HIGHLIGHTS                                                                                           THE NEVIS FUND, INC.
For a share outstanding for the six-month period ended November 30, 2001 (Unaudited), and for the periods ended May 31,

                                   Realized                                                                     Ratio
              Net                     and                      Net                      Net                    of Net
             Asset                Unrealized  Distributions   Asset                   Assets       Ratio     Investment
             Value        Net   Gains (Losses)    From        Value                     End     of Expenses     Loss      Portfolio
           Beginning  Investment      on         Capital       End         Total     of Period  to Average   to Average   Turnover
           of Period     Loss     Securities      Gains     of Period     Return       (000)    Net Assets   Net Assets     Rate
====================================================================================================================================
2001         $18.62     $(0.09)     $(4.65)      $  --         $13.88      (25.46)%+   $59,643       1.50%*     (1.23)%*     10.01%
2001          30.98      (0.31)     (12.05)         --          18.62      (39.90)      80,011       1.50       (1.45)       21.86
2000          19.01      (0.19)      14.81(2)    (2.65)         30.98       77.91**    197,497       1.50       (1.24)       56.50
1999(1)       10.00      (0.01)       9.02          --          19.01       90.10**+     9,975       1.50*      (1.03)*     251.60
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  * ANNUALIZED
 ** THE FUND BENEFITED SUBSTANTIALLY FROM FIRST-DAY REALIZED AND UNREALIZED GAINS FROM INITIAL PUBLIC OFFERINGS DURING THESE
    PERIODS. THESE GAINS WERE PARTICULARLY NOTEWORTHY GIVEN THE FUND'S RELATIVELY SMALL ASSET BASE DURING PORTIONS OF THESE PERIODS.
    IT IS UNLIKELY THAT THE FUND WILL BENEFIT TO THE SAME EXTENT FROM THESE TYPES OF GAINS IN THE FUTURE, ESPECIALLY IF FUND ASSETS
    REMAIN AT CURRENT LEVELS OR IF THEY INCREASE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) THE NEVIS FUND, INC. COMMENCED OPERATIONS ON JUNE 29, 1998.
(2) THE AMOUNT SHOWN FOR THE YEAR ENDED MAY 31, 2001 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE
    AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO
    FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                               THE NEVIS FUND, INC.
November 30, 2001                                                    (Unaudited)



1. ORGANIZATION:

THE NEVIS FUND, INC. (the "Fund") was incorporated in Maryland on February 20, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's prospectus provides a description of the Fund's investment goals and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded.
If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

   FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for federal income taxes is required.

   SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

   Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

   For the year ended May 31, 2001, the Portfolio expects to defer for Federal income tax purposes, post October capital losses of $3,908,243. At May 31, 2001, the Fund had capital loss carryforwards to the extent provided in the regulations for Federal income tax as follows:

                                    Expiration Amount
           Expiration Year                (000)
         -------------------       -------------------
                2009                     $15,923

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS:

Organizational costs of $28,806 have been capitalized by the Fund and are being amortized over sixty months commencing on the date of inception of the Fund. In the event the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

4. INVESTMENT MANAGEMENT ARRANGEMENTS:

The Fund and Nevis Capital Management LLC (the "Adviser") are parties to an Investment Management Agreement under which the Adviser receives an annual fee equal to 1.50% of the average daily net assets of the Fund. Pursuant to its Investment Management Agreement with the Fund, the Adviser has agreed to bear all ordinary expenses incurred by the Fund in the conduct of its operations. The Fund will bear any extraordinary expenses incurred in the course of its business.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                   THE NEVIS FUND, INC.
November 30, 2001                                                    (Unaudited)



5. ADMINISTRATION, TRANSFER AGENCY AND SERVICES,
   CUSTODIAN AND DISTRIBUTION AGREEMENTS:

As discussed above, the Adviser has agreed to bear all ordinary expenses incurred in the conduct of the Fund's operations. This includes the following contractual relationships:

The Fund and SEI Investments Mutual Funds Services (the "Administrator") are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee, computed daily and paid monthly, at the annual rate of 0.12% of the first $100 million of the average daily net assets of the Fund, 0.10% of the next $100 million of such assets, and 0.08% of such assets in excess of $200 million subject to a minimum annual fee of $90,000.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a Transfer Agency and Services Agreement with the Fund.

The Fund and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. First Union National Bank serves as custodian (the "Custodian") for the Fund.


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended November 30, 2001 were as follows (000):

Purchases
  U.S. Gov't ............................         $    --
  Other .................................           5,789
Sales
  U.S. Gov't ............................         $    --
  Other .................................           7,273

At November 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at November 30, 2001, is as follows (000):

Aggregate gross unrealized
  appreciation .........................         $  6,871
Aggregate gross unrealized
  depreciation .........................          (84,654)
                                                 --------
Net unrealized depreciation ............         $(77,783)
                                                 ========


7. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS:

The Fund implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on June 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

                                      NOTES

                               INVESTMENT ADVISER
                          Nevis Capital Management LLC
                              1119 St. Paul Street
                               Baltimore, MD 21202


                                  ADMINISTRATOR
                      SEI Investments Mutual Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456


                                    DIRECTORS
                                 Joseph Hardiman
                                Bailey Morris-Eck
                                  Charles Noell
                                    Jon Baker
                              David Wilmerding, III


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103


                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                               1601 Market Street
                           Philadelphia, PA 19103-2499

NEV-SA-01-0100